Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Loans and borrowings
Schedule of loans and borrowings

	As of December 31
in 000€	2022	2021	2020
K€50,000 KBC credit facility	—	—	—
K€35,000 EIB bank loan	27,500	33,333	35,000
K€28,000 acquisition bank loan	12,559	15,604	18,621
K€18,000 secured bank loans	16,165	16,592	17,013
K€12,300 bank loans ACTech	5,860	8,160	10,470
K€5,000 other facility loan	1,881	2,248	2,910
Bank investment loans - top 20 outstanding	8,828	12,852	17,280
Bank investment loans - other	606	1,569	2,681
Lease liabilities	7,485	8,621	10,624
Institutional loan	—	—	353
Related party loan	96	128	158
Total loans and borrowings	80,980	99,107	115,110
Current	19,960	21,202	17,523
Non-Current	61,020	77,905	97,588

Schedule of changes of liabilities for financing activities

	For the year ended December 31
in 000€	2022	2021	2020
At January 1,	99,107	115,110	127,938
Repayment of loans & borrowings	(17,708)	(14,277)	(13,736)
New leases	2,871	2,355	4,626
Repayment of leases	(3,379)	(3,775)	(3,640)
Loans acquired from business combination	100	—	—
Net foreign exchange movements	(11)	(306)	(78)
At December 31,	80,980	99,107	115,110